[MHM Final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 30, 2010

Fiscal Year:	During the Sixteenth Term
(From November 1, 2009 to April 30, 2010)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

		(As of the end of May, 2010)

			Investment
Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

Short-Term Investments	United States	513,200,410	40.98

Mortgage-Backed Securities	United States	508,590,974	40.62

Corporate Bonds and Notes	United States	242,232,600	19.34

	United Kingdom	9,552,810	0.76

	Canada	7,017,790	0.56

	Germany	3,509,862	0.28

	Australia	3,346,006	0.27

	France	2,774,408	0.22

	Switzerland	2,232,652	0.18

	Luxembourg	1,855,221	0.15

	Qatar	1,084,583	0.09

	Netherlands	624,074	0.05

	Spain	371,918	0.03

Sub-total		274,601,924	21.93

Asset Backed Securities	United States	73,555,279	5.87

	United Kingdom	106,006	0.01

Sub-total		73,661,285	5.88

US Government Guaranteed		14,593,468
Mortgage Obligations	United States		1.17

US Government Agency		13,837
Mortgage Obligations	United States		0.00

US Government & Agency
Mortgage Obligations	Sub-total	14,607,305	1.17

Purchased Options	United States	13,985,270	1.12

Municipal Bonds and Notes	United States	5,420,493	0.43

Senior Loans	United States	1,939,578	0.15

Cash, Deposit and Other Assets		(153,791,066)	(12.28)
(After deduction of liabilities)

Total		1,252,216,173	100.00

(Net Asset Value)		(JPY114,340 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 91.31 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2010. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4: Details of the rating for the bonds invested by the Fund as of the end of April, 2010 are as follows:

Rating	Aaa	Aa	A	Baa	Ba	B	Caa and	Not	Total
							below	rated

Percentage (%)	66.7	2.2	7.9	12.6	3.7	2.1	4.8	0.0	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2010 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2009 End of	June	176,445	16,111	5.78	528

	July	182,405	16,655	6.03	551

	August	186,811	17,058	6.21	567

	September	192,250	17,554	6.35	580

	October	194,199	17,732	6.50	594

	November	195,078	17,813	6.54	597

	December	193,290	17,649	6.55	598

2010 End of	January	198,938	18,165	6.67	609

	February	198,356	18,112	6.65	607

	March	201,860	18,432	6.68	610

	April	200,288	18,288	6.72	614

	May	203,326	18,566	6.67	609

(b) Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share

6th Fiscal Year (11/1/1999-10/31/2000)	$0.41	(JPY 37)

7th Fiscal Year (11/1/2000-10/31/2001)	$0.40	(JPY 37)

8th Fiscal Year (11/1/2001-10/31/2002)	$0.34	(JPY 31)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.24	(JPY 22)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.18	(JPY 16)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.20	(JPY 18)

12th Fiscal Year (11/1/2005-10/31/2006)	$0.27	(JPY 25)

13th Fiscal Year (11/1/2006-10/31/2007)	$0.31	(JPY 28)

14th Fiscal Year (11/1/2007-10/31/2008)	$0.45	(JPY 41)

15th Fiscal Year (11/1/2008-10/31/2009)	$0.46	(JPY 42)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2008 up to and including June 2010 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2008 End of	July	0.038	3.470	7/18/08	6.25	571

	August	0.038	3.470	8/18/08	6.22	568

	September	0.038	3.470	9/18/08	6.07	554

	October	0.038	3.470	10/20/08	5.62	513

	November	0.038	3.470	11/18/08	5.07	463

	December	0.038	3.470	12/18/08	4.67	426

2009 End of	January	0.038	3.470	1/16/09	5.09	465

	February	0.038	3.470	2/18/09	5.15	470

	March	0.038	3.470	3/18/09	5.08	464

	April	0.038	3.470	4/20/09	5.21	476

	May	0.038	3.470	5/18/09	5.54	506

	June	0.038	3.470	6/18/09	5.64	515

	July	0.038	3.470	7/20/09	5.95	543

	August	0.038	3.470	8/18/09	6.12	559

	September	0.038	3.470	9/18/09	6.26	572

	October	0.038	3.470	10/19/09	6.48	592

	November	0.038	3.470	11/18/09	6.56	599

	December	0.038	3.470	12/18/09	6.55	598

2010 End of	January	0.038	3.470	1/15/10	6.62	604

	February	0.037	3.378	2/18/10	6.65	607

	March	0.042	3.835	3/18/10	6.72	614

	April	0.042	3.835	4/19/10	6.76	617

	May	0.042	3.835	5/18/10	6.72	614

	June	0.042	3.835	6/18/10	6.70	612

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/09 - 5/31/10	28.35%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2009 and the Ending NAV means net asset value per share on the end of May, 2010.

II RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2010 and number of outstanding shares of the Fund as of the end of May, 2010 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	4,987,004	5,177,774	30,461,917
(In Japan)	(4,050,400)	(4,927,200)	(28,367,300)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2010):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2010):

$25,776,908†

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Investor Services, Inc., to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2010, the Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of nearly $61.6 billion):

			(As of the end of May, 2010)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	5	$2,635.92

	Open-end balanced fund	15	$15,145.24

U.S.A.	Open-end bond fund	35	$23,152.30

	Open-end equity fund	50	$20,638.85

	Total	105	$61,572.31

(3) Miscellaneous

a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company's ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Except for the above, there has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 30, 2010

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 310.5 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 91.31 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2010.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 6, 2010 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]

I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund

5.	Status of Investment Portfolio

(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations
		(2)	Results of Past Operations
(a) Record of Changes in Net Assets (Class M			Record of Changes in Net Assets (Class M
	Shares)	(a)	Shares)

	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)

(b) Record of Distributions Paid (Class M		(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)

(c) Record of Annual Return (Class M Shares)			Record of Annual Return (Class M Shares)
(c)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report
is added.)

Part III. DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

Part IV. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company

1.	Outline of the Management Company

B.	Putnam Investment Management, LLC
(Investment Management Company)

(1)	Amount of Capital Stock	(1)	Amount of Capital Share

		b.	Putnam Investment Management, LLC
(Investment Management Company)

2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation

B.	The Investment Management Company	b.	Investment Management Company

5.	Miscellaneous	(3)	Miscellaneous

B.	The Investment Management Company	b.	Investment Management Company

(e) Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(2) Structure of the Fund

(iii) Outline of the Investment Management Company

B. Putnam Investment Management, LLC (the "Investment Management Company")

(C) Amount of Capital Stock [Before Amendment]

1. Amount of Member's Equity (as of the end of January, 2010):

$32,199,407 †

2. Amount of member's equity (for the past five years):
Amount of
Year	Member's Equity
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977†
† Unaudited.

[After Amendment]

1. Amount of Member's Equity (as of the end of May, 2010):

$25,776,908 †

† Unaudited.

2. Amount of member's equity (for the past five years):
Amount of
Year	Member's Equity
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977

Attachment:

With respect to Attachment, the relevant information from March 2010 to June 2010 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2010)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

(Omitted.)

2010	January	0.038	1/19/2010	6.59
	February	0.037	2/19/2010	6.64

[After Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to June 2010)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

(Omitted.)

2010	January	0.038	1/19/2010	6.59
	February	0.037	2/19/2010	6.64
	March	0.042	3/19/2010	6.67
	April	0.042	4/20/2010	6.72
	May	0.042	5/19/2010	6.66
	June	0.042	6/21/2010	6.65